Financial instruments-Risk management and fair value - Summary of Credit Risk Exposure on Trade Receivables using Provision Matrix (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 100,015	$ 72,172
Expected credit loss	$ 7,565	$ 6,483
Current [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 77,995	$ 50,180
Expected credit loss	$ 9	$ 20
Past due 1 to 30 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	3.20%	0.10%
Gross carrying amount	$ 3,157	$ 3,554
Expected credit loss	$ 100	$ 3
Past due 31 to 60 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	3.40%	2.50%
Gross carrying amount	$ 4,080	$ 1,867
Expected credit loss	$ 139	$ 46
Past due 61 to 90 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	13.50%	3.70%
Gross carrying amount	$ 658	$ 1,228
Expected credit loss	$ 89	$ 46
More than 90 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	51.20%	41.50%
Gross carrying amount	$ 14,125	$ 15,343
Expected credit loss	$ 7,228	$ 6,368